Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Cash Flow Elements, Operating Activity [Abstract]
Net Income (Loss)	$ 78,326	$ (283,007)	$ (81,100)
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity [Abstract]
Share-based compensation	44,892	30,575	18,998
Amortization of premium, discount and accrued interest on marketable securities	(2,371)	(2,904)	(1,106)
Depreciation and amortization	11,867	10,607	10,011
Disposal and write-off of property and equipment	554	0	0
Abandonment of right‑of‑use assets and disposal of leasehold improvements	1,760	0	0
Interest on deposits and investments	(8,164)	(10,736)	(7,737)
Deferred tax assets, net	75	(4,015)	5,125
Remeasurement of Warrant liability	0	110,664	34,102
Remeasurement of Restricted Sponsor Shares liability	0	65,889	29,715
Remeasurement of Price Adjustment Shares liability	0	173,051	55,531
(Increase) decrease in trade receivables	(15,781)	(5,829)	2,271
Increase in deferred revenues	49,768	22,317	46,114
Increase in other non-current assets	(6,936)	(341)	(5,610)
Decrease (increase) in prepaid expenses and other current assets	5,614	3,201	(9,211)
Changes in operating lease right-of-use assets	4,585	5,335	4,362
Changes in operating lease liabilities	547	(4,839)	(4,196)
Decrease in inventories	1,632	982	243
Increase in trade payables	4,943	2,755	3,691
Increase in other accounts payable and accrued expenses	4,248	17,586	734
(Decrease) increase in other long-term liabilities	(2,015)	880	121
Net Cash Provided by (Used in) Operating Activities, Total	173,544	132,171	102,058
Additional Cash Flow Elements, Investing Activity [Abstract]
Payments to Acquire Property, Plant, and Equipment	(13,225)	(8,566)	(5,231)
Payments to Acquire Businesses, Net of Cash Acquired	(147,456)	(2,748)	0
Payments to Acquire Intangible Assets	0	(2,043)	(2,687)
Payments to Acquire Marketable Securities	(321,231)	(127,789)	(55,317)
Proceeds from maturity of marketable securities	152,992	59,971	56,336
Proceeds from sales of marketable securities	59,809	0	0
Payments to Acquire Short-Term Investments	(187,000)	(207,000)	(89,000)
Proceeds from Sale of Short-Term Investments	187,861	138,702	73,359
Net Cash Provided by (Used in) Investing Activities, Total	(268,250)	(149,473)	(22,540)
Additional Cash Flow Elements, Financing Activity [Abstract]
Exercise of options	20,097	17,265	19,142
Proceeds from Employee Share Purchase Plan	4,956	3,344	2,623
Exercise of public warrants	0	53	0
Redemption of public warrants	0	(11)	0
Net cash provided by financing activities	25,053	20,651	21,765
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect, Total	(69,653)	3,349	101,283
Effect of Exchange Rate on Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation	2,451	(1,207)	589
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	191,659	189,517	87,645
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	124,457	191,659	189,517
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	(549)	7,706	10,047
Noncash Investing and Financing Items [Abstract]
Operating lease liabilities arising from obtaining right of use assets	11,154	1,884	4,363
Reclass and release of Restricted Sponsor Share	0	113,136	0
Reclassification and issuance of Price Adjustment Share	0	254,766	0
Reclassification and issuance of Price Adjustment Share	$ 0	$ 164,770	$ 0